Redeemable Convertible Preferred Stock - Additional Information (Details) - A Place For Rover INC - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2019	Dec. 31, 2020
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)		8,000
DogBuddy
Temporary Equity [Line Items]
Number of shares, acquired		100,000
Series G Preferred Stock
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)			482,000
Series G Preferred Stock | DogBuddy
Temporary Equity [Line Items]
Change in value of Class A common stock subject to possible redemption (in Shares)	519,000,000		482,000,000
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 0.4647
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				0.6775
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				1.1665
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				2.0841
Series D -1 Convertible Preferred Stock Member
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				2.0841
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				3.6294
Series F Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 5.5215
Line of credit facility, Interest rate				56.00%
Series G Convertible Preferred Stock
Temporary Equity [Line Items]
Preferred stock liquidation preference, per share				$ 7.5285
Common Stock
Temporary Equity [Line Items]
Gross proceeds				$ 50.0
Line of credit facility, Interest rate				70.00%
Common Stock | DogBuddy
Temporary Equity [Line Items]
Number of shares, acquired	1,300,000		3,600,000